Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
6. Investments
See Notes 1 and 8 for a description of the Company’s accounting policies for investments and the fair value hierarchy for investments and the related valuation methodologies.
Fixed Maturity Securities Available-for-sale
Fixed Maturity Securities by Sector
Fixed maturity securities by sector were as follows at:

	December 31, 2022					December 31, 2021
	Amortized Cost	Allowance for Credit Losses	Gross Unrealized		Estimated Fair Value	Amortized Cost	Allowance for Credit Losses	Gross Unrealized		Estimated Fair Value
			Gains	Losses				Gains	Losses
	(In millions)
U.S. corporate	$ 2,349	$ —	$ 2	$ 321	$ 2,030	$ 2,315	$ —	$ 143	$ 15	$ 2,443
Foreign corporate	779	—	1	109	671	669	—	31	7	693
CMBS	358	—	—	41	317	333	—	18	2	349
ABS	295	—	—	14	281	312	—	1	—	313
RMBS	304	—	2	31	275	270	—	11	2	279
State and political subdivision	298	—	1	54	245	290	—	15	2	303
U.S. government and agency	205	—	—	13	192	252	—	40	—	292
Foreign government	17	—	—	3	14	23	—	2	—	25
Total fixed maturity securities	$ 4,605	$ —	$ 6	$ 586	$ 4,025	$ 4,464	$ —	$ 261	$ 28	$ 4,697
The Company did not hold any non-income producing fixed maturity securities at December 31, 2022 or December 31,
2021.
Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at
December 31, 2022:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
(In millions)
Amortized cost	$ 72	$ 1,022	$ 1,411	$ 1,143	$ 957	$ 4,605
Estimated fair value	$ 71	$ 951	$ 1,220	$ 910	$ 873	$ 4,025
Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity Securities by Sector
The estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, by sector and by length of time that the securities have been in a continuous unrealized loss position, were as follows at:

	December 31, 2022				December 31, 2021
	Less than 12 Months		12 Months or Greater		Less than 12 Months		12 Months or Greater
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
U.S. corporate	$ 1,605	$ 217	$ 362	$ 104	$ 583	$ 13	$ 21	$ 2
Foreign corporate	500	64	160	45	193	5	11	2
CMBS	254	26	63	15	72	2	10	—
ABS	164	8	107	6	138	—	2	—
RMBS	165	16	79	15	114	2	—	—
State and political subdivision	139	33	85	21	107	2	—	—
U.S. government and agency	178	13	—	—	—	—	—	—
Foreign government	13	2	1	1	6	—	2	—
Total fixed maturity securities	$ 3,018	$ 379	$ 857	$ 207	$ 1,213	$ 24	$ 46	$ 4
Total number of securities in an unrealized loss position	1,293		497		602		20
Allowance for Credit Losses for Fixed Maturity Securities
Evaluation and Measurement Methodologies
For fixed maturity securities in an unrealized loss position, management first assesses whether the Company intends to sell, or whether it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to estimated fair value through net investment gains (losses). For fixed maturity securities that do not meet the aforementioned criteria, management evaluates whether the decline in estimated fair value has resulted from credit losses or other factors. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the allowance for credit loss evaluation process include, but are not limited to: (i) the extent to which estimated fair value is less than amortized cost; (ii) any changes to the rating of the security by a rating agency; (iii) adverse conditions specifically related to the security, industry or geographic area; and (iv) payment structure of the fixed maturity security and the likelihood of the issuer being able to make payments in the future or the issuer’s failure to make scheduled interest and principal payments. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss is deemed to exist and an allowance for credit losses is recorded, limited by the amount that the estimated fair value is less than the amortized cost basis, with a corresponding charge to net investment gains (losses). Any unrealized losses that have not been recorded through an allowance for credit losses are recognized in OCI.
Once a security specific allowance for credit losses is established, the present value of cash flows expected to be collected from the security continues to be reassessed. Any changes in the security specific allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in net investment gains (losses).
Fixed maturity securities are also evaluated to determine whether any amounts have become uncollectible. When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.
Accrued interest receivables are presented separate from the amortized cost basis of fixed maturity securities. An allowance for credit losses is not estimated on an accrued interest receivable, rather receivable balances 90-days past due are deemed uncollectible and are written off with a corresponding reduction to net investment income. The accrued interest receivable on fixed maturity securities totaled $
32 million and $
30 million at December 31, 2022 and 2021,
respectively, and is included in accrued investment income.
Fixed maturity securities are also evaluated to determine if they qualify as purchased financial assets with credit deterioration (“PCD”). To determine if the credit deterioration experienced since origination is more than insignificant, both (i) the extent of the credit deterioration and (ii) any rating agency downgrades are evaluated. For securities categorized as PCD assets, the present value of cash flows expected to be collected from the security are compared to the par value of the security. If the present value of cash flows expected to be collected is less than the par value, credit losses are embedded in the purchase price of the PCD asset. In this situation, both an allowance for credit losses and amortized cost gross-up is recorded, limited by the amount that the estimated fair value is less than the grossed-up amortized cost basis. Any difference between the purchase price and the present value of cash flows is amortized or accreted into net investment income over the life of the PCD asset. Any subsequent PCD asset allowance for credit losses is evaluated in a manner similar to the process described above for fixed maturity securities.
Current Period Evaluation
Based on the Company’s current evaluation of its fixed maturity securities in an unrealized loss position and the current intent or requirement to sell, the Company recorded an allowance for credit losses of less than $
1 million on
three fixed maturity securities at December 31, 2022. Management concluded that for all other fixed maturity securities in an unrealized loss position, the unrealized loss was not due to issuer specific credit-related factors and as a result was recognized in OCI. Where unrealized losses have not been recognized into income, it is primarily because the securities’ bond issuer(s) are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in estimated fair value is largely due to changes in interest rates and non-issuer-specific credit spreads. These issuers continued to make timely principal and interest payments and the estimated fair value is expected to recover as the securities approach maturity.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Commercial	$ 940	77.2%	$ 593	73.1%
Agricultural	283	23.2	220	27.1
Total mortgage loans	1,223	100.4	813	100.2
Allowance for credit losses	(5)	(0.4)	(2)	(0.2)
Total mortgage loans, net	$ 1,218	100.0%	$ 811	100.0%
Allowance for Credit Losses for Mortgage Loans
Evaluation and Measurement Methodologies
The allowance for credit losses is a valuation account that is deducted from the mortgage loan’s amortized cost basis to present the net amount expected to be collected on the mortgage loan. The loan balance, or a portion of the loan balance, is written-off against the allowance when management believes this amount is uncollectible.
Accrued interest receivables are presented separate from the amortized cost basis of mortgage loans. An allowance for credit losses is generally not estimated on an accrued interest receivable, rather when a loan is placed in nonaccrual status the associated accrued interest receivable balance is written off with a corresponding reduction to net investment income.
The accrued interest receivable on mortgage loans is included in accrued investment income and totaled $
6 million and
$
4 million at December 31, 2022 and 2021, respectively.
The allowance for credit losses is estimated using relevant available information, from internal and external sources, relating to past events, current conditions, and a reasonable and supportable forecast. Historical credit loss experience provides the basis for estimating expected credit losses. Adjustments to historical loss information are made for differences in current loan-specific risk characteristics and environmental conditions. A reasonable and supportable forecast period of two-years is used with an input reversion period of one-year.
Mortgage loans are evaluated in both portfolio segments to determine the allowance for credit losses. The loan-level loss rates are determined using individual loan terms and characteristics, risk pools/internal ratings, national economic forecasts, prepayment speeds, and estimated default and loss severity. The resulting loss rates are applied to the mortgage loan’s amortized cost to generate an allowance for credit losses. In certain situations, the allowance for credit losses is measured as the difference between the loan’s amortized cost and liquidation value of the collateral. These situations include collateral dependent loans, expected troubled debt restructurings (“TDR”), foreclosure probable loans, and loans with dissimilar risk characteristics.
Rollforward of the Allowance for Credit Losses for Mortgage Loans by Portfolio Segment
The changes in the allowance for credit losses by portfolio segment were as follows:

	Commercial	Agricultural	Total
	(In millions)
Balance at January 1, 2020	$ 1	$ 1	$ 2
Current period provision	—	—	—
Balance at December 31, 2020	1	1	2
Current period provision	—	—	—
Balance at December 31, 2021	1	1	2
Current period provision	3	—	3
Balance at December 31, 2022	$ 4	$ 1	$ 5
Credit Quality of Mortgage Loans by Portfolio Segment
The amortized cost of mortgage loans by year of origination and credit quality indicator was as follows at:

	2022	2021	2020	2019	2018	Prior	Total
	(In millions)
December 31, 2022
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$ 345	$ 171	$ 31	$ 108	$ 10	$ 135	$ 800
65% to 75%	37	—	—	25	13	41	116
76% to 80%	—	—	—	5	—	—	5
Greater than 80%	—	—	—	10	5	4	19
Total commercial mortgage loans	382	171	31	148	28	180	940
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	48	41	43	31	16	36	215
65% to 75%	26	34	—	7	1	—	68
Total agricultural mortgage loans	74	75	43	38	17	36	283
Total	$ 456	$ 246	$ 74	$ 186	$ 45	$ 216	$ 1,223

	2021	2020	2019	2018	2017	Prior	Total
	(In millions)
December 31, 2021
Commercial mortgage loans
Loan-to-value ratios:
Less than 65%	$ 121	$ 31	$ 100	$ 16	$ 13	$ 158	$ 439
65% to 75%	50	—	52	13	7	16	138
76% to 80%	—	—	—	—	—	1	1
Greater than 80%	—	—	—	5	—	10	15
Total commercial mortgage loans	171	31	152	34	20	185	593
Agricultural mortgage loans
Loan-to-value ratios:
Less than 65%	42	45	33	17	6	35	178
65% to 75%	34	—	7	1	—	—	42
Total agricultural mortgage loans	76	45	40	18	6	35	220
Total	$ 247	$ 76	$ 192	$ 52	$ 26	$ 220	$ 813
The loan-to-value ratio is a measure commonly used to assess the quality of commercial and agricultural mortgage loans. The loan-to-value ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan and is commonly expressed as a percentage. A loan-to-value ratio less than
100% indicates an excess
of collateral value over the loan amount. Loan-to-value ratios greater than
100% indicate that the loan amount exceeds the
collateral value. Performing status is a measure commonly used to assess the quality of residential mortgage loans. A loan is considered performing when the borrower makes consistent and timely payments.
The amortized cost of commercial mortgage loans by debt-service coverage ratio was as follows at:

	December 31,
	2022		2021
	Amortized Cost	% of Total	Amortized Cost	% of Total
	(Dollars in millions)
Debt service coverage ratios:
Greater than 1.20x	$ 894	95.1%	$ 510	86.0%
1.00x - 1.20x	21	2.2	46	7.8
Less than 1.00x	25	2.7	37	6.2
Total	$ 940	100.0%	$ 593	100.0%
The debt-service coverage ratio compares a property’s net operating income to its debt-service payments. Debt-service coverage ratios less than 1.00 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt-service coverage ratio greater than 1.00 times indicates an excess of net operating income over the debt-service payments.
Past Due Mortgage Loans by Portfolio Segment
The Company has a high-quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2022 and 2021. Delinquency is defined consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days.
At both December 31, 2022 and 2021 the Company did not have any mortgage loans past due.
Mortgage Loans in Nonaccrual Status by Portfolio Segment
Mortgage loans are placed in a nonaccrual status if there are concerns regarding collectability of future payments or the loan is past due, unless the past due loan is well collateralized.
The Company did not have any mortgage loans in a nonaccrual status at either December 31, 2022 or 2021.
Modified Mortgage Loans by Portfolio Segment
Under certain circumstances, modifications are granted to nonperforming mortgage loans. Each modification is evaluated to determine if a TDR has occurred. A modification is a TDR when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the amount of debt owed, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company did
not have any mortgage loans modified in a TDR during both years ended
December 31, 2022 and 2021.
Net Unrealized Investment Gains (Losses)
Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) (“AOCI”).
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$ (580)	$ 233	$ 383
Derivatives	19	7	1
Subtotal	(561)	240	384
Amounts allocated from:
Future policy benefits	—	(35)	(20)
DAC	38	(34)	(38)
Subtotal	38	(69)	(58)
Deferred income tax benefit (expense)	110	(36)	(68)
Net unrealized investment gains (losses)	$ (413)	$ 135	$ 258

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Balance at January 1,	$ 135	$ 258	$ 122
Unrealized investment gains (losses) during the year	(801)	(144)	208
Unrealized investment gains (losses) relating to:
Future policy benefits	35	(15)	(17)
DAC	72	4	(19)
Deferred income tax benefit (expense)	146	32	(36)
Balance at December 31,	$ (413)	$ 135	$ 258
Change in net unrealized investment gains (losses)	$ (548)	$ (123)	$ 136
Concentrations of Credit Risk
There were no investments in any counterparty that were greater than 10% of the Company’s equity, other than the U.S.
government and its agencies, at both December 31, 2022 and 2021.
Invested Assets on Deposit and Pledged as Collateral
Invested assets on deposit and pledged as collateral at estimated fair value were as follows at:

	December 31,
	2022	2021
	(In millions)
Invested assets on deposit (regulatory deposits)	$ 1	$ 2
Invested assets pledged as collateral (1)	236	161
Total invested assets on deposit and pledged as collateral (2)	$ 237	$ 163
(1)
The Company has pledged invested assets in connection with derivative transactions (see Note 7).
(2)
The Company did
no
t hold any restricted cash and cash equivalents at either December 31, 2022 or 2021.
Variable Interest Entities
The Company has invested in legal entities that are variable interest entities (“VIE”). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.
There were no material VIEs for which the Company has concluded that it is the primary beneficiary at either
December 31, 2022 or 2021.
The carrying amount and maximum exposure to loss related to the VIEs for which the Company has concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

	December 31,
	2022		2021
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
	(In millions)
Fixed maturity securities	$ 342	$ 373	$ 326	$ 308
The Company’s investments in unconsolidated VIEs are described below.
Fixed Maturity Securities
The Company invests in U.S. corporate bonds, foreign corporate bonds and Structured Securities issued by VIEs. The
Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The
Company’s involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company’s maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See “— Fixed Maturity Securities Available-for-sale” for information on these securities.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Investment income:
Fixed maturity securities	$ 149	$ 135	$ 112
Mortgage loans	40	26	26
Cash, cash equivalents and short-term investments	6	—	1
Other	2	2	1
Total investment income	197	163	140
Less: Investment expenses	9	6	6
Net investment income	$ 188	$ 157	$ 134
Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Fixed maturity securities	$ (10)	$ (2)	$ 13
Mortgage loans	(2)	—	—
Other	—	(1)	—
Total net investment gains (losses)	$ (12)	$ (3)	$ 13
Sales or Disposals of Fixed Maturity Securities
Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Proceeds	$ 459	$ 153	$ 321
Gross investment gains	$ 7	$ 1	$ 14
Gross investment losses	(17)	(3)	(1)
Net investment gains (losses)	$ (10)	$ (2)	$ 13